Subsequent Events (Details) - USD ($)		1 Months Ended				12 Months Ended
	Aug. 01, 2016	Oct. 28, 2016	Sep. 30, 2016	Aug. 31, 2016	Sep. 30, 2015	Jun. 30, 2016
Subsequent Events (Textual)
Debt instrument shares issued					18,231,003	2,820,180
Debt instrument conversion amount						$ 579,500
Subsequent Event [Member]
Subsequent Events (Textual)
Granted options	25,000
Shares price, per share	$ 0.23
Debt instrument shares issued		1,050,000
Debt instrument conversion amount		$ 105,000
Debt instrument conversion price per shares		$ 0.10
Subsequent Event [Member] | Investors [Member]
Subsequent Events (Textual)
Common stock issued for services, shares			6,761,312	6,761,312
Subsequent Event [Member] | Multiple agreements [Member]
Subsequent Events (Textual)
Common stock issued for services, shares			1,066,667	1,066,667